TRANSACTIONS WITH RELATED PARTIES (Detail Textuals) kr / shares in Units, € in Thousands, kr in Thousands, $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2017 SEK (kr) shares	Oct. 31, 2016	Apr. 30, 2018 SEK (kr) kr / shares shares	Apr. 30, 2018 USD ($)	Apr. 30, 2018 HKD ($)	Apr. 30, 2018 EUR (€)	Apr. 30, 2018 USD ($) shares	Jun. 02, 2017 SEK (kr) shares	Apr. 30, 2017 SEK (kr)
Disclosure of transactions between related parties [line items]
Investments in subsidiaries			kr 355						kr 110
Arwidsro Investment AB
Disclosure of transactions between related parties [line items]
Number of warrant issued (in shares) | shares	24,193,548
Value of warrant issued	kr 8,710
Amount of guarantee commission	kr 4,490
Nexttobe, AB
Disclosure of transactions between related parties [line items]
Ownership percent of the Parent Company		18.30%
Alceco International S.A
Disclosure of transactions between related parties [line items]
Amount of credit facility			kr 40,000						40,000
Rate of interest on credit facility			5.00%	5.00%	5.00%	5.00%
Qdoxx Pharma AB | Oasmia Pharmaceutical AB
Disclosure of transactions between related parties [line items]
Ownership percent of the Parent Company			100.00%	100.00%	100.00%	100.00%
Investments in subsidiaries			kr 150						100
Payment of cash contribution to shareholders			kr 50
Oasmia Incentive AB | Oasmia Pharmaceutical AB
Disclosure of transactions between related parties [line items]
Ownership percent of the Parent Company			100.00%	100.00%	100.00%	100.00%
Investments in subsidiaries			kr 10						10
Number of warrant issued (in shares) | shares								5,543,182
Value of warrant issued								kr 1,485
Oasmia Incentive AB | Oasmia Pharmaceutical AB's Board and senior management
Disclosure of transactions between related parties [line items]
Number of warrant acquired | shares			5,543,182				5,543,182
Value for number of warrant acquired			kr 1,171
Oasmia Incentive AB | Oasmia Pharmaceutical AB's Board and senior management | Minimum
Disclosure of transactions between related parties [line items]
Warrant issued price per share | kr / shares			kr 0.17
Oasmia Incentive AB | Oasmia Pharmaceutical AB's Board and senior management | Maximum
Disclosure of transactions between related parties [line items]
Warrant issued price per share | kr / shares			kr 0.22
AdvaVet, Inc. (name changed from Oasmia Pharmaceutical, Inc.) | Oasmia Pharmaceutical AB
Disclosure of transactions between related parties [line items]
Ownership percent of the Parent Company			100.00%	100.00%	100.00%	100.00%
Investments in subsidiaries			kr 145						0
Payment of cash contribution to shareholders | $				$ 17
Amount of loan issued by parent company | $							$ 70
Repayment of loan | $				7
Amount of loans receivable by parent company			545				$ 63
Recharged expenses parent company			kr 325	$ 40
Oasmia Pharmaceutical Asian Pacific, Ltd | Oasmia Pharmaceutical AB
Disclosure of transactions between related parties [line items]
Ownership percent of the Parent Company			100.00%	100.00%	100.00%	100.00%
Investments in subsidiaries			kr 50						0
Payment of cash contribution to shareholders			97		$ 87
Written down value of holdings in group companies			kr 47
Oasmia RUS, LLC | Oasmia Pharmaceutical AB
Disclosure of transactions between related parties [line items]
Ownership percent of the Parent Company			80.00%	80.00%	80.00%	80.00%
Investments in subsidiaries			kr 0						kr 0
Amount of service purchased			kr 591			€ 60